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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: 3/31/00

Check here if Amendment [ ]; Amendment Number: ____

         This Amendment (Check only one):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:    Vontobel USA Inc.
         Address: 450 Park Avenue
                  New York, NY  10022

Form 13F File Number:      28-4490
                        -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph Mastoloni
Title:   Assistant Vice President/Compliance Officer
Phone:   (212) 415-7051

Signature, Place, and Date of Signing:

/s/ Joseph Mastoloni                New York, NY               May 15, 2000
--------------------                -------------              ------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

          2

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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
                              Title of                 Value         Shares/
Name of Issuer                 Class       CUSIP     (x$1,000)       Prn Amt
--------------                --------   ---------   ---------       -------
Ace Ltd.                      ORD        G0070K103     4,918         215,000
Adobe Systems Inc.            COM        00724F101       434           3,900
Albertsons Inc.               COM        013104104     4,319         139,900
American Home Prods. Corp.    COM        026609107       758          14,100
American Intl. Group Inc.     COM        026874107     3,219          29,400
American Pwr. Conversion
  Corp.                       COM        029066107     1,140          26,600
Apple Computer Inc.           COM        037833100       937           6,900
Applied Materials Inc.        COM        038222105       650           6,900
Alltel Corp                   COM        020039103       731          11,550
Bed Bath & Beyond Inc.        COM        075896100       882          22,400
Berkshire Hathaway Inc Del    CLA        084670108     7,550             132
Bellsouth Corp.               COM        079860102       984          21,000
California Center Bank of
  Los Angeles                 COM        13007A103     2,722         199,748
Chubb Corp.                   COM        171232101     5,432          80,400
Citigroup Inc.                COM        172967101     1,042          17,400
Comerica Inc.                 COM        200340107       720          17,200
Computer Associates
  Intl. Inc.                  COM        204912109     1,042          17,600
Countrywide Credit Industry
  Del.                        COM        222372104       396          14,500
CVS Corp.                     COM        126650100     6,780         180,500
Dallas Semiconductor Corp     COM        235204104       732          20,050
Dell Computer Corp.           COM        247026109       394           7,300
Dollar General Corp.          COM        268869102     6,794         252,800
Donaldson Inc.                COM        257651109       538          23,850
Ecolab Inc.                   COM        278865100       714          19,450
Emerson Electric Co.          COM        291011104       701          13,200
Ethan Allen Interiors Inc.    COM        297602104     4,030         149,950
Federal Home Loan Mortgage
  Corp.                       COM        313400301    12,589         284,900
Federal National Mortgage
  Association                 COM        313586109    12,072         213,426
Gannett Co.                   COM        364730101     4,483          63,700
Gillette Co.                  CL.A       375766102     3,806         101,000
Health Management
  Associates Inc. New         COM        421933102     4,819         338,200
Hewlett Packard Co.           COM        428236103       724           5,450
Home Depot Inc.               COM        437076102       477           7,400
Horace Mann Educators Corp.
  New                         COM        440327104     6,770         367,200
IMS Health Inc.               COM        449934108     2,871         169,500
Intel Corp.                   COM        458140100     1,096           8,050
Interpublic Group Cos. Inc.   COM        450690100       463           9,800
IPC Holdings Ltd.             COM        G4933P101     2,136         178,000
Johnson & Johnson             COM        478160104     5,508          78,400
Knight Ridder Inc.            COM        499040103     3,767          73,500
McDonalds Corp.               COM        580135101     4,429         118,500
Merck & Co.                   COM        589331107       671          10,800
Mercury General Corp. New     COM        589400100     7,151         242,400
Microsoft Corp.               COM        594918104     1,211          11,400
Morgan Stanley Dean Witter
  & Co.                       COM NEW    617446448       348           4,200
Motorola Inc.                 COM        620076109       701           4,800
Nucor Corp.                   COM        670345105       450           9,000
Novellus Systems Inc.         COM        670008101     1,030          18,350
Old Republic International
  Corp.                       COM        690223104     3,996         290,582
Paine Webber Group Inc.       COM        695629105       603          13,700
Patterson Dental Co.          COM        703412108       608          15,900
Pepsico Inc.                  COM        713448108       140           4,000
Pfizer Inc.                   COM        717081103       739          20,200
Renaissance Re Holdings Ltd.  COM        G74960103     4,034          98,700
SBC Communications Inc.       COM        78387G103       910          21,600
Sherwin Williams Co.          COM        824348106     4,947         223,600







                                                                                          Voting Authority
                                                                    Other          -----------------------------
Name of Issuer                 Sh/Prn    Put/Call  Invstmt Dscretn  Managers        Sole      Shared       None
--------------                 ------    --------  ---------------  --------       -------   --------     ------
Ace Ltd.                          SH                     Sole                      215,000
Adobe Systems Inc.                SH                     Sole                        3,900
Albertsons Inc.                   SH                     Sole                      139,900
American Home Prods. Corp.        SH                     Sole                       14,100
American Intl. Group Inc.         SH                     Sole                       29,400
American Pwr. Conversion
  Corp.                           SH                     Sole                       26,600
Apple Computer Inc.               SH                     Sole                        6,900
Applied Materials Inc.            SH                     Sole                        6,900
Alltel Corp                       SH                     Sole                       11,550
Bed Bath & Beyond Inc.            SH                     Sole                       22,400
Berkshire Hathaway Inc Del        SH                     Sole                          132
Bellsouth Corp.                   SH                     Sole                       21,000
California Center Bank of
  Los Angeles                     SH                     Sole                      199,748
Chubb Corp.                       SH                     Sole                       80,400
Citigroup Inc.                                                                      17,400
Comerica Inc.                     SH                     Sole                       17,200
Computer Associates
  Intl. Inc.                      SH                     Sole                       17,600
Countrywide Credit Industry
  Del.                            SH                     Sole                       14,500
CVS Corp.                         SH                     Sole                      180,500
Dallas Semiconductor Corp         SH                     Sole                       20,050
Dell Computer Corp.               SH                     Sole                        7,300
Dollar General Corp.              SH                     Sole                      252,800
Donaldson Inc.                    SH                     Sole                       23,850
Ecolab Inc.                       SH                     Sole                       19,450
Emerson Electric Co.              SH                     Sole                       13,200
Ethan Allen Interiors Inc.        SH                     Sole                      149,950
Federal Home Loan Mortgage
  Corp.                           SH                     Sole                      284,900
Federal National Mortgage
  Association                     SH                     Sole                      213,426
Gannett Co.                       SH                     Sole                       63,700
Gillette Co.                      SH                     Sole                      101,000
Health Management
  Associates Inc. New             SH                     Sole                      338,200
Hewlett Packard Co.               SH                     Sole                        5,450
Home Depot Inc.                   SH                     Sole                        7,400
Horace Mann Educators Corp.
  New                             SH                     Sole                      367,200
IMS Health Inc.                   SH                     Sole                      169,500
Intel Corp.                       SH                     Sole                        8,050
Interpublic Group Cos. Inc.       SH                     Sole                        9,800
IPC Holdings Ltd.                 SH                     Sole                      178,000
Johnson & Johnson                 SH                     Sole                       78,440
Knight Ridder Inc.                SH                     Sole                       73,500
McDonalds Corp.                   SH                     Sole                      118,500
Merck & Co.                       SH                     Sole                       10,800
Mercury General Corp. New         SH                     Sole                      242,400
Microsoft Corp.                   SH                     Sole                       11,400
Morgan Stanley Dean Witter
  & Co.                           SH                     Sole                        4,200
Motorola Inc.                     SH                     Sole                        4,800
Nucor Corp.                       SH                     Sole                        9,000
Novellus Systems Inc.             SH                     Sole                       18,350
Old Republic International
  Corp.                           SH                     Sole                      290,582
Paine Webber Group Inc.           SH                     Sole                       13,700
Patterson Dental Co.              SH                     Sole                       15,900
Pepsico Inc.                      SH                     Sole                        4,000
Pfizer Inc.                       SH                     Sole                       20,200
Renaissance Re Holdings Ltd.      SH                     Sole                       98,700
SBC Communications Inc.           SH                     Sole                       21,600
Sherwin Williams Co.              SH                     Sole                      223,600

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
                                                                                                              Voting Authority
                             Title of               Value    Shares/    Sh/   Put/   Invstmt    Other         ----------------
     Name of Issuer           Class      CUSIP    (x$1,000)  Prn Amt    Prn   Call   Dscretn    Managers    Sole    Shared  None
     --------------         ---------    ------   ---------  --------   ---   ----   --------   --------   -------  ------  ----
Stryker Corp.               COM         863667101   2,127      30,500    SH           Sole                   30,500
Synovus Financial Corp.     COM         87161C105     498      26,400    SH           Sole                   26,400
Tellabs Inc.                COM         879664100     580       9,200    SH           Sole                    9,200
Texaco Inc.                 COM         881694103     779      14,500    SH           Sole                   14,500
Unum Corp.                  COM         903192102   1,540      90,943    SH           Sole                   90,943
Watts Industries Inc.       CL.A.       942749102   2,357     190,500    SH           Sole                  190,500
Wells Fargo & Co. Del.      COM         949740104   6,080     149,200    SH           Sole                  149,200
Wrigley William Jr., Co.    COM         982526105   2,450      31,900    SH           Sole                   31,900
Exxon Corp.                 COM         302290101     460       5,900    SH           Sole                    5,900
Aegon N.V.                  ORD. Amer.
                            REG.        007924103   8,340     103,602    SH           Sole                  103,602
British Pete PLC.           American
                            Shares      110889409   9,831     184,620    SH           Sole                  184,620
Elan PLC.                   ADR         284131208  11,647     245,200    SH           Sole                  245,200
Nokia Corp.                 SPONS.
                            ADR         654902204  31,632     145,600    SH           Sole                  145,600
India Fund Inc.             COM         454089103   3,473     204,318    SH           Sole                  204,318
Telecommunicacoes           SPON ADH
Brasileiras SA              PFD BLK     879287308   3,970      26,555    SH           Sole                   26,555
Gilat Satellite Networks
LTD.                        ORD         M51474100   2,310      19,700    SH           Sole                   19,700
Matav-Cable Sys Media LTD.  SPONS
                            ADR         576561104   1,181      24,100    SH           Sole                   24,100
SK Telecom LTD              SPONS
                            ADR         78440P108   2,008      52,150    SH           Sole                   52,150
Telefones De Mexico SA      SP ADR
                            REP ORD     879403780   6,916     103,800    SH           Sole                  103,800
Telefonica DE               SPNSR
Argentina SA                ADR CL B    879378206   1,099      28,000    SH           Sole                   28,000
Morgan Stanley India
Invt. FD.                   COM         61745C105     165      12,500    SH           Sole                   12,500
Taiwan Semiconductor        SPONS
Mfg. Ltd.                   ADR       87403910087   2,348      41,200    SH           Sole                   41,200
Orbotech Ltd.               ORD         M75253100   2,448      28,800    SH           Sole                   28,800

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                            None

From 13F Information Table Entry Total:                       79
                                                            ----------

Form 13F Information Table Value Total:                     $256,347
                                                            ----------
                                                            (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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